Cash and Cash Equivalents - Summary of Group's Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	$ 3,923	$ 1,740	$ 6,201	$ 3,025
Foreign exchange risk [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	3,923	1,740
Foreign exchange risk [member] | US dollar [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	3,617	1,480
Foreign exchange risk [member] | Australian dollar [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	173	112
Foreign exchange risk [member] | Other [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	$ 133	$ 148